Related Party Transactions - Transactions and balances with Cool Company Ltd and Subsidiaries (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Apr. 05, 2022	Jan. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
Related Party Transaction [Line Items]
Due from (to) related party	$ 3,455,000				$ 3,484,000
Equity method investments	$ 184,693,000				52,215,000
CoolCo
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	31.30%		31.30%
Equity method investments	$ 134,862,000				0
CoolCo
Related Party Transaction [Line Items]
Guarantee fee, percent on outstanding principal balanaces	0.50%
Lease obligations | CoolCo
Related Party Transaction [Line Items]
Guaranty liabilities	$ 226,900,000
CoolCo
Related Party Transaction [Line Items]
Total	2,742,000
Due from (to) related party	3,221,000
CoolCo | Management and administrative services revenue
Related Party Transaction [Line Items]
Revenue from related parties	1,160,000
CoolCo | Ship management fees income
Related Party Transaction [Line Items]
Revenue from related parties	1,249,000
CoolCo | Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation amount	279,000
CoolCo | Commitment Fee On Short Term Loan
Related Party Transaction [Line Items]
Compensation amount	54,000
CoolCo | Loan To Related Party
Related Party Transaction [Line Items]
Notes receivable, related party	$ 25,000,000			$ 25,000,000
Related party transaction rate	5.00%
Annual commitment fee	0.50%
Avenir LNG
Related Party Transaction [Line Items]
Due from (to) related party	$ 3,374,000				$ 3,225,000
Avenir LNG | Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation amount	$ 100,000	$ 200,000
Avenir LNG | Loan To Related Party
Related Party Transaction [Line Items]
Related party transaction rate	5.00%
Shareholder loan						$ 5,300,000
Proceeds from related party debt	$ 1,800,000
Interest receivable	44,000
Interest and commitment fee receivable, undrawn portion	$ 35,000